LORD ABBETT INVESTMENT TRUST
                                90 Hudson Street
                       Jersey City, New Jersey 07302-3973

July 2, 2003


VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:     Lord Abbett Investment Trust
        On behalf of:   Lord Abbett Convertible Fund
        SEC File Nos. 033-68090 and 811-07988
        CIK No.:  0000911507


Dear Commission:

In accordance with the requirements of 497(j) under the Securities Act of 1933, as amended, and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A filed pursuant to Rule 485 (b) with the Securities and Exchange Commission on June 26, 2003. Please contact the undersigned at (201) 395-2552 if you have any questions or comments.

Very truly yours,

/s/ KATHRYN HAYES
Kathryn Hayes
Legal Assistant